CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series A Convertible Preferred Stock	Total
Balance Beginning, Amount at Jan. 31, 2017	$ 68	$ 46,026	$ (44,638)	$ 1,515	$ 2,971
Balance Beginning, Shares at Jan. 31, 2017	67,719,577			1,515
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of expenses	$ 57	15,992			16,049
Issuance of common stock, net of issuance costs (in shares)	57,185,258
Issuance of common stock due to exercise of options		10			10
Issuance of common stock due to exercise of options (in shares)	40,000
Issuance of common stock due to exercise of warrants	$ 31	613			644
Issuance of common stock due to exercise of warrants (in shares)	30,789,103
Conversion of Series A convertible preferred stock to common stock	$ 4	1,511		$ (1,515)
Conversion of Series A convertible preferred stock to common stock	4,328,571			(1,515)
Stock-based compensation expense		1,887			1,887
Fair value of modification of warrants		151			151
Net and comprehensive loss			(16,640)		(16,640)
Balance Ending, Amount at Jan. 31, 2018	$ 6	66,344	(61,278)		5,072
Balance Ending, Shares at Jan. 31, 2018	6,402,500
Increase (decrease) in stockholders' deficit
Cumulative-effect adjustment from adoption of new accounting pronouncement			2		2
Issuance of common stock due to exercise of options	$ 1				1
Issuance of common stock due to exercise of options (in shares)	406
Issuance of common stock due to exercise of warrants	$ 1	6,960			6,961
Issuance of common stock due to exercise of warrants (in shares)	1,257,843
Stock-based compensation expense		593			593
Net and comprehensive loss			(4,402)		(4,402)
Balance Ending, Amount at Apr. 30, 2018	$ 8	73,897	(65,678)		8,227
Balance Ending, Shares at Apr. 30, 2018	7,660,749
Balance Beginning, Amount at Jan. 31, 2018	$ 6	66,344	(61,278)		5,072
Balance Beginning, Shares at Jan. 31, 2018	6,402,500
Increase (decrease) in stockholders' deficit
Net and comprehensive loss					(13,202)
Balance Ending, Amount at Oct. 31, 2018	$ 8	75,061	(74,478)		591
Balance Ending, Shares at Oct. 31, 2018	7,665,945
Balance Beginning, Amount at Jan. 31, 2018	$ 6	66,344	(61,278)		5,072
Balance Beginning, Shares at Jan. 31, 2018	6,402,500
Increase (decrease) in stockholders' deficit
Cumulative-effect adjustment from adoption of new accounting pronouncement			2		2
Issuance of common stock due to exercise of options		1			1
Issuance of common stock due to exercise of options (in shares)	140,039
Issuance of common stock due to exercise of warrants	$ 58	10,488			10,546
Issuance of common stock due to exercise of warrants (in shares)	58,112,748
Stock-based compensation expense		2,061			2,061
Fair value of modification of warrants		874			874
Net and comprehensive loss			(17,258)		(17,258)
Balance Ending, Amount at Jan. 31, 2019	$ 9	79,823	(78,534)		1,298
Balance Ending, Shares at Jan. 31, 2019	8,732,612
Balance Beginning, Amount at Apr. 30, 2018	$ 8	73,897	(65,678)		8,227
Balance Beginning, Shares at Apr. 30, 2018	7,660,749
Increase (decrease) in stockholders' deficit
Issuance of common stock due to exercise of options (in shares)	222
Stock-based compensation expense		446			446
Net and comprehensive loss			(4,410)		(4,410)
Balance Ending, Amount at Jul. 31, 2018	$ 8	74,343	(70,088)		4,263
Balance Ending, Shares at Jul. 31, 2018	7,660,971
Increase (decrease) in stockholders' deficit
Issuance of common stock due to exercise of options (in shares)	4,974
Stock-based compensation expense		718			718
Net and comprehensive loss			(4,390)		(4,390)
Balance Ending, Amount at Oct. 31, 2018	$ 8	75,061	(74,478)		591
Balance Ending, Shares at Oct. 31, 2018	7,665,945
Balance Beginning, Amount at Jan. 31, 2019	$ 9	79,823	(78,534)		1,298
Balance Beginning, Shares at Jan. 31, 2019	8,732,612
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of expenses	$ 1	3,553			3,554
Issuance of common stock, net of issuance costs (in shares)	1,745,800
Issuance of common stock due to exercise of options		4			4
Issuance of common stock due to exercise of options (in shares)	1,667
Stock-based compensation expense		191			191
Net and comprehensive loss			(3,623)		(3,623)
Balance Ending, Amount at Apr. 30, 2019	$ 10	83,571	(82,157)		1,424
Balance Ending, Shares at Apr. 30, 2019	10,480,079
Balance Beginning, Amount at Jan. 31, 2019	$ 9	79,823	(78,534)		1,298
Balance Beginning, Shares at Jan. 31, 2019	8,732,612
Increase (decrease) in stockholders' deficit
Net and comprehensive loss					(8,382)
Balance Ending, Amount at Oct. 31, 2019	$ 15	87,618	(86,916)		717
Balance Ending, Shares at Oct. 31, 2019	15,227,891
Balance Beginning, Amount at Apr. 30, 2019	$ 10	83,571	(82,157)		1,424
Balance Beginning, Shares at Apr. 30, 2019	10,480,079
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of expenses	$ 4	3,253			3,257
Issuance of common stock, net of issuance costs (in shares)	3,707,504
Stock-based compensation expense		177			177
Net and comprehensive loss			(2,646)		(2,646)
Balance Ending, Amount at Jul. 31, 2019	$ 14	87,001	(84,803)		2,212
Balance Ending, Shares at Jul. 31, 2019	14,187,583
Increase (decrease) in stockholders' deficit
Issuance of common stock, net of expenses	$ 1	388			389
Issuance of common stock, net of issuance costs (in shares)	1,040,308
Stock-based compensation expense		229			229
Net and comprehensive loss			(2,113)		(2,113)
Balance Ending, Amount at Oct. 31, 2019	$ 15	$ 87,618	$ (86,916)		$ 717
Balance Ending, Shares at Oct. 31, 2019	15,227,891